Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000099569 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Institutional Class
Trading Symbol	EICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EIC Value Fund (Institutional Class / EICIX)	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Market Overview
Investors continue to focus on the perceived effects Artificial Intelligence (“AI”) will have on businesses, with a relatively narrow group of large-cap AI-related stocks earning a disproportionate share of stock market returns. While the big five hyperscalers (Alphabet, Amazon, Apple, Meta and Microsoft) and areas of the market tied to semiconductors and data center infrastructure have recently surged higher, many software businesses and other perceived AI “losers” remain under pressure as investors continue to assess the long-term competitive implications of the technology.
Such dispersion is not unusual in the face of significant technological change. Turbulence and heightened price volatility should be expected as disparate investors seek to discount dramatic change. Instead of attempting to pick AI winners and losers, however, we focus on selecting stocks for the Fund with both durable quality characteristics and reasonable valuations. Collectively, we believe the Fund is appropriately diversified and positioned to perform well across a range of economic and technological environments.
Summary of Results
Stocks posted outsized returns for the year ended April 30, 2026. The EIC Value Fund (EICIX) gained 16.31%, trailing the return of its benchmark, the Russell 3000 Value Index, which surged 29.96%. The Fund’s shortfall was attributable primarily to its sector weightings relative to the index and secondarily to its stock selection. (Notably, the Fund’s sector weightings are principally a by-product of stock selection.)
Top Contributors to Performance
  The Fund’s holdings in the financial sector led the index’s financial stocks. (US Bancorp was the Fund’s top performer in this sector.)
  Stock selection in the materials sector also contributed to performance as the Fund’s holdings outpaced the index’s material stocks. (Barrick Mining was the Fund’s top performer.)
  The Fund’s overweight in the energy sector, one of the market’s stronger performing sectors, also helped performance.
Top Detractors to Performance
  The Fund’s lack of exposure to the information technology sector detracted from performance, as it was the market’s top performing sector.
  The Fund’s holdings in the health care sector fell compared to an increase in the index’s health care stocks. (Baxter was the Fund’s worst performer in this sector.)
  The Fund’s holdings in the communication services sector trailed the index’s communication services stocks. (AT&T was the Fund’s poorest performer in this sector.)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in EIC Value Fund’s Institutional Class over the past 10 years, vs. the S&P 500® Index, which the Fund has designated as its broad-based securities market index in accordance with the SEC’s revised definition, and the Russell 3000® Value Index, which more closely aligns with the Fund’s investment strategy.
Growth of $ 100,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	16.31%	10.84%	11.45%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 3000® Value Index	29.96%	10.09%	11.17%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit www.eicvalue.com for performance data current to the most recent month-end.
Net Assets	$ 373,134,292
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,603,623
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$373,134,292
Total number of portfolio holdings	45
Total advisory fee paid, net	$2,603,623
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%
Sector Allocation
Financials	23.7%
Consumer Staples	19.3%
Health Care	16.3%
Energy	7.4%
Real Estate	7.1%
Communication Services	6.2%
Industrials	5.9%
Materials	3.2%
Consumer Discretionary	3.2%
Utilities	2.3%
Information Technology	1.5%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Largest Holdings [Text Block]
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000099567 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Class C
Trading Symbol	EICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EIC Value Fund (Class C / EICCX)	$210	1.95%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Market Overview
Investors continue to focus on the perceived effects Artificial Intelligence (“AI”) will have on businesses, with a relatively narrow group of large-cap AI-related stocks earning a disproportionate share of stock market returns. While the big five hyperscalers (Alphabet, Amazon, Apple, Meta and Microsoft) and areas of the market tied to semiconductors and data center infrastructure have recently surged higher, many software businesses and other perceived AI “losers” remain under pressure as investors continue to assess the long-term competitive implications of the technology.
Such dispersion is not unusual in the face of significant technological change. Turbulence and heightened price volatility should be expected as disparate investors seek to discount dramatic change. Instead of attempting to pick AI winners and losers, however, we focus on selecting stocks for the Fund with both durable quality characteristics and reasonable valuations. Collectively, we believe the Fund is appropriately diversified and positioned to perform well across a range of economic and technological environments.
Summary of Results
Stocks posted outsized returns for the year ended April 30, 2026. The EIC Value Fund (EICCX) gained 15.15%, trailing the return of its benchmark, the Russell 3000 Value Index, which surged 29.96%. The Fund’s shortfall was attributable primarily to its sector weightings relative to the index and secondarily to its stock selection. (Notably, the Fund’s sector weightings are principally a by-product of stock selection.)
Top Contributors to Performance
  The Fund’s holdings in the financial sector led the index’s financial stocks. (US Bancorp was the Fund’s top performer in this sector.)
  Stock selection in the materials sector also contributed to performance as the Fund’s holdings outpaced the index’s material stocks. (Barrick Mining was the Fund’s top performer.)
  The Fund’s overweight in the energy sector, one of the market’s stronger performing sectors, also helped performance.
Top Detractors to Performance
  The Fund’s lack of exposure to the information technology sector detracted from performance, as it was the market’s top performing sector.
  The Fund’s holdings in the health care sector fell compared to an increase in the index’s health care stocks. (Baxter was the Fund’s worst performer in this sector.)
  The Fund’s holdings in the communication services sector trailed the index’s communication services stocks. (AT&T was the Fund’s poorest performer in this sector.)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in EIC Value Fund’s Class C over the past 10 years, vs. the S&P 500® Index, which the Fund has designated as its broad-based securities market index in accordance with the SEC’s revised definition, and the Russell 3000® Value Index, which more closely aligns with the Fund’s investment strategy.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class C (with CDSC charge)	14.15%	9.73%	10.34%
Class C (without CDSC charge)	15.15%	9.73%	10.34%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 3000® Value Index	29.96%	10.09%	11.17%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit www.eicvalue.com for performance data current to the most recent month-end.
Net Assets	$ 373,134,292
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,603,623
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$373,134,292
Total number of portfolio holdings	45
Total advisory fee paid, net	$2,603,623
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%
Sector Allocation
Financials	23.7%
Consumer Staples	19.3%
Health Care	16.3%
Energy	7.4%
Real Estate	7.1%
Communication Services	6.2%
Industrials	5.9%
Materials	3.2%
Consumer Discretionary	3.2%
Utilities	2.3%
Information Technology	1.5%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Largest Holdings [Text Block]
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.
C000099566 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Class A
Trading Symbol	EICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EIC Value Fund (Class A / EICVX)	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Market Overview
Investors continue to focus on the perceived effects Artificial Intelligence (“AI”) will have on businesses, with a relatively narrow group of large-cap AI-related stocks earning a disproportionate share of stock market returns. While the big five hyperscalers (Alphabet, Amazon, Apple, Meta and Microsoft) and areas of the market tied to semiconductors and data center infrastructure have recently surged higher, many software businesses and other perceived AI “losers” remain under pressure as investors continue to assess the long-term competitive implications of the technology.
Such dispersion is not unusual in the face of significant technological change. Turbulence and heightened price volatility should be expected as disparate investors seek to discount dramatic change. Instead of attempting to pick AI winners and losers, however, we focus on selecting stocks for the Fund with both durable quality characteristics and reasonable valuations. Collectively, we believe the Fund is appropriately diversified and positioned to perform well across a range of economic and technological environments.
Summary of Results
Stocks posted outsized returns for the year ended April 30, 2026. The EIC Value Fund (EICVX) gained 16.05%, trailing the return of its benchmark, the Russell 3000 Value Index, which surged 29.96%. The Fund’s shortfall was attributable primarily to its sector weightings relative to the index and secondarily to its stock selection. (Notably, the Fund’s sector weightings are principally a by-product of stock selection.)
Top Contributors to Performance
  The Fund’s holdings in the financial sector led the index’s financial stocks. (US Bancorp was the Fund’s top performer in this sector.)
  Stock selection in the materials sector also contributed to performance as the Fund’s holdings outpaced the index’s material stocks. (Barrick Mining was the Fund’s top performer.)
  The Fund’s overweight in the energy sector, one of the market’s stronger performing sectors, also helped performance.
Top Detractors to Performance
  The Fund’s lack of exposure to the information technology sector detracted from performance, as it was the market’s top performing sector.
  The Fund’s holdings in the health care sector fell compared to an increase in the index’s health care stocks. (Baxter was the Fund’s worst performer in this sector.)
  The Fund’s holdings in the communication services sector trailed the index’s communication services stocks. (AT&T was the Fund’s poorest performer in this sector.)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in EIC Value Fund’s Class A over the past 10 years, vs. the S&P 500® Index, which the Fund has designated as its broad-based securities market index in accordance with the SEC’s revised definition, and the Russell 3000® Value Index, which more closely aligns with the Fund’s investment strategy.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class A (with sales charge)	9.68%	9.32%	10.55%
Class A (without sales charge)	16.05%	10.56%	11.18%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 3000® Value Index	29.96%	10.09%	11.17%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit www.eicvalue.com for performance data current to the most recent month-end.
Net Assets	$ 373,134,292
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,603,623
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$373,134,292
Total number of portfolio holdings	45
Total advisory fee paid, net	$2,603,623
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%
Sector Allocation
Financials	23.7%
Consumer Staples	19.3%
Health Care	16.3%
Energy	7.4%
Real Estate	7.1%
Communication Services	6.2%
Industrials	5.9%
Materials	3.2%
Consumer Discretionary	3.2%
Utilities	2.3%
Information Technology	1.5%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Largest Holdings [Text Block]
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.